Share-based payment arrangements	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements
21.
Share-based payment arrangements

Stock option plan (equity-settled)

The Company offers a stock option plan for the benefit of certain of its employees. The maximum number of shares that can be issued upon the exercise of options granted under the current 2012 stock option plan is 5,979,201. Each stock option entitles its holder to receive one common share upon exercise. The exercise price payable for each option is determined by the Board of Directors at the date of grant, and may not be less than the volume weighted average trading price of the Company’s shares for the last five trading days immediately preceding the grant date. The options vest in equal installments over three years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods. The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)		2023		2022
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	1,302	27.89	2,061	25.70
Exercised	(512)	25.92	(755)	21.84
Forfeited	-	-	(4)	40.41
Balance, end of year	790	29.17	1,302	27.89
Options exercisable, end of year	790	29.17	1,273	27.60

The following table summarizes information about stock options outstanding and exercisable at December 31, 2023:

(in thousands of options and in dollars)	Options outstanding and exercisable

		Weighted
		average
	Number	remaining
	of	contractual life
Exercise prices	options	(in years)
26.82	13	0.1
23.70	233	1.1
30.71	496	2.2
40.41	48	3.6
	790	1.9

Of the options outstanding at December 31, 2023, a total of 726,572 (2022 – 1,106,883) are held by key management personnel.

The weighted average share price at the date of exercise for stock options exercised in 2023 was $123.72 (2022 – $99.32).

In 2023, the Group recognized a compensation expense of $0.2 million (2022 - $0.4 million) with a corresponding increase to contributed surplus.

No stock options were granted during 2023 and 2022 under the Company’s stock option plan.

Deferred share unit plan for board members (cash-settled)

Quarterly cash amounts are paid to the board members on the second Thursday following each quarter. In addition, an equity portion of compensation is awarded, comprised of restricted share units granted annually effective on the date of each Annual Meeting, with a vesting period of one year.

Until December 31, 2020, the Company offered a deferred share unit (“DSU”) plan for its board members. Under this plan, board members could elect to receive cash, DSUs or a combination of both for their compensation.

The following table provides the number of DSUs related to this plan:

(in units)	2023	2022
Balance, beginning of year	310,128	306,554
Paid	(313,312)	-
Forfeited	(170)	-
Dividends paid in units	3,354	3,574
Balance, end of year	-	310,128

In 2023, the Group recognized, as a result of the cash-settled director compensation plan, a compensation expense of $1.1 million (2022 - $1.2 million).

In personnel expenses, the Group recognized a mark-to-market loss on DSUs of $4.5 million (2022 – gain of $1.3 million).

As at December 31, 2023, the total carrying amount of liabilities for cash-settled arrangements recorded in trade and other payables is $2.9 million (2022 - $31.0 million) following the settlement of all outstanding DSUs in 2023 for a total cash settlement of $35.8 million, of which $2.9 million is payable at the end of 2024.

Restricted share unit and performance share unit plans (equity-settled)

The Company offers an equity incentive plan for the benefit of senior employees of the Group. Each participant’s annual LTIP allocation is split in two equally weighted awards of performance share units (“PSUs”) and of restricted share units (‘’RSUs’’). The PSUs are subject to both performance and time cliff vesting conditions on the third anniversary of the award whereas the RSUs are only subject to a time cliff vesting condition on the third anniversary of the award. The performance conditions attached to the PSUs are equally weighted between absolute earnings before interest and income tax and relative total shareholder return (“TSR”). For purposes of the relative TSR portion, there are two equally weighted comparisons: the first portion is compared against the TSR of a group of transportation industry peers and the second portion is compared against the S&P/TSX60 index.

Restricted share units

On February 6, 2023, the Company granted a total of 55,400 RSUs under the Company’s equity incentive plan of which 38,275 were granted to key management personnel. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $115.51 per unit.

On April 26, 2023, the Company granted a total of 7,632 RSUs under the Company’s equity incentive plan of which 7,632 were granted to the directors under the director compensation plan. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $117.85 per unit.

On February 7, 2022, the Company granted a total of 63,404 RSUs under the Company’s equity incentive plan of which 39,750 were granted to key management personnel. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $98.27 per unit.

On April 28, 2022, the Company granted a total of 10,815 RSUs under the Company’s equity incentive plan of which 10,815 were granted to the directors of the Company under the new director compensation plan. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $83.28 per unit.

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)		2023		2022
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	272	58.33	272	54.27
Granted	63	115.81	74	96.04
Reinvested	4	74.69	3	60.68
Settled	(145)	36.87	(49)	93.80
Settled on sale of business	-	-	(15)	44.19
Forfeited	(2)	69.92	(13)	71.13
Balance, end of year	192	93.62	272	58.33

The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2023:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
70.59	71	0.1
117.85	8	0.3
98.27	58	1.1
115.51	55	2.1
	192	1.0

The weighted average share price at the date of settlement of the other RSUs vested in 2023 was $115.13 (2022 – $83.28). The excess of the purchase price paid to repurchase shares on the market over the carrying value of awarded RSUs, in the amount of $18.3 million (2022 – $1.2 million), was charged to retained earnings as share repurchase premium.

On August 31, 2022, due to the sale of CFI’s truckload, Temp Control and Mexican non-asset logistics businesses, a total of 22,876 RSUs were cancelled (14,630 RSUs settled and 8,246 RSUs forfeited), and the employees were compensated based on the plan terms, which required unvested awards to be forfeited and vested awards to be paid out in cash equal to the fair value of the shares. The weighted average share price at the date of settlement of RSUs was $104.28. The Group expensed the total initial grant date fair value of the settled RSUs and the excess of the price paid over the carrying value of shares, in the amount of $0.8 million, was accounted for as repurchase of an equity interest and charged to retained earnings.

In 2023, the Group recognized, as a result of RSUs, a compensation expense of $6.0 million (2022 - $6.9 million) with a corresponding increase to contributed surplus.

Of the RSUs outstanding at December 31, 2023, a total of 116,368 (2022 – 171,790) are held by key management personnel.

Performance share units

On February 6, 2023, the Company granted a total of 55,400 PSUs under the Company’s equity incentive plan of which 38,275 were granted to key management personnel. The fair value of the PSUs is determined using a Monte Carlo simulation model for the TSR portion and using management’s estimates for the absolute earnings before interest and income tax portion. The estimates related to the absolute earnings before interest and income tax portion are revised during the vesting period and the cumulative amount recognized at each reporting date is based on the number of equity instruments for which service and non-market performance conditions are expected to be satisfied. The share-based compensation expense is recognized, through contributed surplus, over the vesting period. The fair value of the PSUs granted was $135.15 per unit as at grant date and $135.15 per unit as at December 31, 2023.

On February 7, 2022, the Company granted a total of 63,404 PSUs under the Company’s equity incentive plan of which 39,750 were granted to key management personnel. The fair value of the PSUs is determined using a Monte Carlo simulation model for the TSR portion and using management’s estimates for the absolute earnings before interest and income tax portion. The estimates related to the absolute earnings before interest and income tax portion are revised during the vesting period and the cumulative amount recognized at each reporting date is based on the number of equity instruments for which service and non-market performance conditions are expected to be satisfied. The share-based compensation expense is recognized, through contributed surplus, over the vesting period. The fair value of the PSUs granted was $100.43 per unit as at grant date and $120.08 per unit as at December 31, 2023.

The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)		2023		2022
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	261	62.87	226	52.25
Granted	55	135.15	63	100.43
Reinvested	4	84.93	3	62.94
Settled	(267)	32.70	(6)	47.77
Added due to performance conditions	134	32.93	22	50.87
Settled on sale of business	-	-	(28)	46.85
Forfeited	(3)	109.61	(19)	75.59
Balance, end of year	184	106.17	261	62.87

The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2023:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
89.64	71	0.1
100.43	58	1.1
135.15	55	2.1
	184	1.0

The weighted average share price at the date of settlement of the other PSUs vested in 2023 was $115.13 (2022 – $104.53). The excess of the purchase price paid to repurchase shares on the market over the carrying value of awarded PSUs, in the amount of $36.6 million, was charged to retained earnings as share repurchase premium (2022 – $1.8 million).

On August 31, 2022, due to the sale of CFI’s truckload, Temp Control and Mexican non-asset logistics businesses, a total of 41,380 PSUs, including 18,504 PSUs added for performance conditions met as per PSU plan terms, were cancelled (28,442 PSUs settled and

12,938 PSUs forfeited), and the employees were compensated based on the plan terms, which require unvested awards to be forfeited and vested awards to be paid out in cash equal to the fair value of the shares. The weighted average share price at the date of settlement of PSUs was $104.28. The Group expensed the total fair value of the settled PSUs and the excess of the price paid over the carrying value of shares, in the amount of $0.8 million, was accounted for as repurchase of an equity interest and charged to retained earnings.

In 2023, the Group recognized, as a result of PSUs, a compensation expense of $7.3 million (2022 - $7.3 million) with a corresponding increase to contributed surplus.

Of the PSUs outstanding at December 31, 2023, a total of 116,368 (2022 – 171,790) are held by key management personnel.